Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000130709 | Variable Insurance Trusts - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000130709 | Variable Insurance Trusts - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000130709 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000130709 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000130709 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000130712 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000130712 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000130712 | Exchange Traded Funds - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000130712 | Exchange Traded Funds - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000130710 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000130710 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000130710 | Exchange Traded Funds - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000130710 | Exchange Traded Funds - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000130710 | Variable Insurance Trusts - Asset Allocation Fund
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000141021 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000141021 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000141021 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000141021 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000141021 | Agency Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000141021 | U.S. Treasury Securities and Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141021 | Asset Backed and Commercial Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141021 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141029 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141029 | Exchange Traded Funds - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	80.90%
C000141029 | Exchange Traded Funds - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000141029 | Other Assets Less Liabilities - Net
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000141028 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000141028 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000141028 | Exchange Traded Funds - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000141028 | Exchange Traded Funds - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000130713 | Variable Insurance Trusts - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	57.80%
C000130713 | Variable Insurance Trusts - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000130713 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000130713 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000130713 | Exchange Traded Funds - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000130713 | Exchange Traded Funds - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000130711 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000130711 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000130711 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000130711 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000130711 | Agency Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000130711 | U.S. Treasury Securities and Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000130711 | Asset Backed and Commercial Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130711 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%